Sublease (Additional Information) (Details) $ in Thousands	3 Months Ended	12 Months Ended				13 Months Ended
	Mar. 31, 2023 USD ($)	Jul. 07, 2024 USD ($)	Jul. 07, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 31, 2024 USD ($)	Jul. 08, 2022 ft²
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sublease income	$ 593				$ 1,186
SalioGen Therapeutics, Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rentable square feet | ft²							30,040
Sublease rent per month		$ 203	$ 197	$ 197		$ 203